Employee Benefit Plan, Master Trust (Details) - Trane Technologies plc - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	$ 8,579,952,009	$ 7,759,736,605
EBP, Investment, Plan Interest in Master Trust, Fair Value	74,601,787	66,125,589
EBP, Investment, Accumulated Gain (Loss)	1,148,987,184	1,523,430,291
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	21,365,291	38,571,337
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	1,170,352,475	1,562,001,628
Stable Value Funds
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	184,756,084	185,776,560
Fixed Income Funds
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	115,518,938	110,316,775
Mutual Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	60,425,616	773,943,769
Mutual Fund - Target Date Retirement Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	33,415,626	26,190,913
EBP, Self-Directed Brokerage Account
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	667,342,549	560,077,487
Index Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	2,528,076,114	1,533,855,702
Common Collective Trust - Target Date Retirement Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	3,171,087,515	2,601,243,678
Trane Technologies Stock Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	1,819,329,567	1,968,331,721
Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	2,580,513,358	3,328,543,890
Fair Value, Inputs, Level 1 | Stable Value Funds
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 1 | Fixed Income Funds
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 1 | Mutual Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	60,425,616	773,943,769
Fair Value, Inputs, Level 1 | Mutual Fund - Target Date Retirement Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	33,415,626	26,190,913
Fair Value, Inputs, Level 1 | EBP, Self-Directed Brokerage Account
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	667,342,549	560,077,487
Fair Value, Inputs, Level 1 | Index Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 1 | Common Collective Trust - Target Date Retirement Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 1 | Trane Technologies Stock Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	1,819,329,567	1,968,331,721
Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 2 | Stable Value Funds
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 2 | Fixed Income Funds
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 2 | Mutual Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 2 | Mutual Fund - Target Date Retirement Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 2 | EBP, Self-Directed Brokerage Account
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 2 | Index Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 2 | Common Collective Trust - Target Date Retirement Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 2 | Trane Technologies Stock Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 3 | Stable Value Funds
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 3 | Fixed Income Funds
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 3 | Mutual Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 3 | Mutual Fund - Target Date Retirement Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 3 | EBP, Self-Directed Brokerage Account
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 3 | Index Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 3 | Common Collective Trust - Target Date Retirement Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 3 | Trane Technologies Stock Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value Measured at Net Asset Value Per Share
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	5,999,438,651	4,431,192,715
Fair Value Measured at Net Asset Value Per Share | Stable Value Funds
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	184,756,084	185,776,560
Fair Value Measured at Net Asset Value Per Share | Fixed Income Funds
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	115,518,938	110,316,775
Fair Value Measured at Net Asset Value Per Share | Mutual Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value Measured at Net Asset Value Per Share | Mutual Fund - Target Date Retirement Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value Measured at Net Asset Value Per Share | EBP, Self-Directed Brokerage Account
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value Measured at Net Asset Value Per Share | Index Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	2,528,076,114	1,533,855,702
Fair Value Measured at Net Asset Value Per Share | Common Collective Trust - Target Date Retirement Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	3,171,087,515	2,601,243,678
Fair Value Measured at Net Asset Value Per Share | Trane Technologies Stock Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Mutual Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	93,841,242	800,134,682
EBP, Investment, Plan Interest in Master Trust, Fair Value	33,912,229	30,762,344
EBP, Investment, Accumulated Gain (Loss)	67,672,037	136,191,894
EBP, Self-Directed Brokerage Account
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	667,342,549	560,077,487
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
EBP, Investment, Accumulated Gain (Loss)	87,691,155	99,687,848
Common Collective Trust
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	5,699,163,629	4,135,099,380
EBP, Investment, Plan Interest in Master Trust, Fair Value	14,516,430	7,978,608
EBP, Investment, Accumulated Gain (Loss)	864,803,404	581,739,588
EBP, Pooled Separate Account
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	300,275,022	296,093,335
EBP, Investment, Plan Interest in Master Trust, Fair Value	8,900,723	8,767,702
EBP, Investment, Accumulated Gain (Loss)	15,954,063	(1,432,677)
Trane Technologies Stock Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	1,819,329,567	1,968,331,721
EBP, Investment, Plan Interest in Master Trust, Fair Value	17,272,405	18,616,935
EBP, Investment, Accumulated Gain (Loss)	$ 112,866,525	$ 707,243,638